Net Income Per Share (Anti-dilutive Securities Excluded) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	251,877	244,797	533,054
Ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	0	13,116,846	2,578,779